Note 12 - Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax at federal statutory rate	$ (5,787)	$ (16,565)
Federal Tax rate remeasurement		35,953
State taxes, net of federal benefit	(1,023)	993
Permanent differences	228	525
Change in valuation allowance	6,582	(22,554)
Research credits		(229)
Other		1,877
Provision for taxes